Related Party Disclosures - Schedule of Transactions that are Entered into with Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Shareholder of the Company [Member]
Related Party Disclosures - Schedule of Transactions that are Entered into with Related Parties (Details) [Line Items]
Interest income on net investments in subleases
Interest income
Acquisition of a subsidiary				174,944
Copyright expenses
BMF Culture [Member]
Related Party Disclosures - Schedule of Transactions that are Entered into with Related Parties (Details) [Line Items]
Interest income on net investments in subleases		[1]		23
Interest income		[1]
Acquisition of a subsidiary		[1]
Copyright expenses		[1]
Naxos [Member]
Related Party Disclosures - Schedule of Transactions that are Entered into with Related Parties (Details) [Line Items]
Interest income on net investments in subleases		[2]
Interest income	1,951	[2]
Acquisition of a subsidiary		[2]
Copyright expenses	3,620	[2]	7,861	¥ 5,203
KOLO Music Limited [Member]
Related Party Disclosures - Schedule of Transactions that are Entered into with Related Parties (Details) [Line Items]
Interest income on net investments in subleases
Interest income	471
Acquisition of a subsidiary
Copyright expenses

[1]	A director of the Company is the controlling shareholder of Rosenkavalier, the parent company of BMF Culture. BMF Culture became a subsidiary of the Group since February 29, 2020. Further details are disclosed in note 8 to the consolidated financial statements.
[2]	Naxos refers to Naxos Global Distribution Limited, Naxos Rights International Limited and their affiliates and subsidiaries, of which a director of the Company is the controlling shareholder.